Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.44% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (107.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.6%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,309,208
stepped-coupon zero % (7.750%, 10/1/23) , 10/1/46(STP)	BBB	8,800,000	8,921,502

			12,230,710
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	8,282,183
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, Class 1, 4.00%, 6/1/50	BBB+	1,700,000	1,578,000
Ser. B-1, Class 2, 4.00%, 6/1/50	BBB-	675,000	614,463

			10,474,646
Arizona (2.5%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,552,263
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	1,550,000	1,415,679
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,527,045
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,003,052
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	3,844,495
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	763,766
5.00%, 7/1/35	BB	1,500,000	1,538,668
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,795,112
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,704,679
5.00%, 12/1/32	A3	1,500,000	1,638,771
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,606,938
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	514,025

			18,904,493
California (15.2%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.34%, 4/1/53	VMIG 1	10,000,000	10,000,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	3,275,000	2,914,070
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,500,000	2,205,161
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	4,890,000	3,911,135
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,879,325	2,881,666
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	500,000	496,934
5.00%, 11/15/46	B-/P	1,000,000	1,001,484
5.00%, 11/15/36	B-/P	750,000	768,275
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,027,695
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,475,000	542,771
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	800,000	824,561
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	851,230
5.00%, 8/1/32	BB	665,000	666,266
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,748,355
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,626,686
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	1,483,934
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47 (Prerefunded 10/1/22)	BB/P	500,000	509,071
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42 (Prerefunded 10/1/22)	BB/P	1,750,000	1,781,748
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32 (Prerefunded 10/1/22)	BB/P	1,105,000	1,123,402
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	AAA/P	1,000,000	1,013,896
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	2,129,617
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	4,000,000	2,854,352
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	2,000,000	1,505,718
(Anaheim), 4.00%, 8/1/56	BB/P	4,900,000	4,335,232
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,382,849
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	3,000,000	2,138,771
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,595,000	1,381,692
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	32,440,000	3,507,423
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,589,626
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36 (Prerefunded 5/15/22)	AAA/P	775,000	783,720
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,354,553
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	587,244
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,004,432
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P
5.00%, 5/15/47	Aa3	15,000,000	16,512,521
5.00%, 5/15/41	Aa3	4,000,000	4,451,574
5.00%, 5/15/39	Aa3	15,000,000	16,751,903
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44 (Prerefunded 6/1/23)	A	750,000	778,991
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	600,000	533,826
4.00%, 9/1/46	BB/P	750,000	679,188
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,004,034
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,330,351
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,790,601
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-2, zero %, 6/1/60	BB/P	3,280,000	513,437
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,552,346

			115,832,341
Colorado (5.1%)
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A2	1,000,000	466,526
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB-/F	250,000	262,488
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB-/F	1,000,000	1,059,268
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39 (Prerefunded 5/15/23)	BBB-/F	2,000,000	2,056,970
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,059,136
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,562,540
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	A-	4,000,000	3,794,280
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/44(T)	A-	2,000,000	1,939,260
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	A-	625,000	604,075
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	A-	625,000	611,763
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	420,576
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	911,961
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	1,917,984
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	515,179
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34 (Prerefunded 12/1/22)	BB/P	330,000	336,780
Parkdale, Cmnty. Auth. Rev. Bonds, (Metro. Dist. No. 1), Ser. A, 5.25%, 12/1/50	B/P	2,285,000	2,152,953
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,004,465
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	2,545,537
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,295,541
5.00%, 12/1/40	B+/P	625,000	610,772
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	1,559,224
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	507,054
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/38	B+/P	2,000,000	2,012,512
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,924,670
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,279,482
5.00%, 12/1/40	BB/P	1,000,000	1,032,182
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/49	BB-/P	1,000,000	970,833
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	2,000,000	1,547,954

			38,961,964
Connecticut (1.3%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,570,955
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/42	BBB+	1,685,000	1,605,862
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/38	BBB+	2,865,000	2,773,409
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,010,780
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,652,720

			9,613,726
Delaware (0.8%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,854,172
5.00%, 6/1/36	BB	700,000	720,235
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	2,000,000	2,010,299
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,500,000	1,518,456

			6,103,162
District of Columbia (2.7%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	4,188,562
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	3,027,382
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,832,771
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,448,759
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	889,339
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	228,533
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A
5.00%, 6/1/61	BB/P	700,000	710,556
5.00%, 6/1/51	BB/P	625,000	638,193
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	440,654
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	1,935,000	1,892,565
Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	1,938,661

			20,235,975
Florida (7.7%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,126,893
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	451,223
Cap. Trust Agcy. 144A Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	3,518,389
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	1,024,351
5.00%, 8/1/40	Baa3	300,000	313,091
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	475,000	480,007
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (Town & Country Util.), 5.00%, 10/1/49	B/P	500,000	504,283
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	540,000	557,744
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	1,000,000	871,439
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB+	3,930,000	3,940,997
(St. Leo U.), 5.00%, 3/1/44	BB+	3,500,000	3,527,947
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,701,821
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	855,000	868,673
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	915,000	924,954
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	442,334
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,290,506
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	1,917,262
5.00%, 11/15/39	BBB+	750,000	808,081
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,255,266
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	757,312
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	5,700,000	5,476,561
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A+/F	2,760,000	2,764,250
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	1,074,915
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	507,564
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	2,770,000	2,848,696
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,327,487
5.00%, 1/1/30	BB+/F	750,000	778,334
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,489,591
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	631,449
4.00%, 12/15/41	BB+/F	750,000	668,992
4.00%, 12/15/36	BB+/F	400,000	372,216
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	639,006
zero %, 9/1/45	A1	2,000,000	720,825
zero %, 9/1/41	A1	1,000,000	441,596
zero %, 9/1/40	A1	850,000	393,036
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	980,000	986,701
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	940,000	961,871
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	2,505,000	2,505,957
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,155,000	1,130,652
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	75,000	75,000
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB-/P	1,500,000	1,196,905
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,945,000	3,280,193

			58,554,370
Georgia (1.7%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,287,882
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	1,200,000	1,249,551
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	2,470,000	2,363,950
5.00%, 1/1/36	BB-/P	1,430,000	1,437,197
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	3,721,588
4.00%, 1/1/59	A2	3,000,000	2,797,856

			12,858,024
Idaho (1.2%)
ID State Hlth. Fac. Auth. VRDN (St Luke's Hlth. Syst. Ltd. Oblig. Group), Ser. C, 0.36%, 3/1/48	VMIG 1	9,000,000	9,000,000

			9,000,000
Illinois (8.9%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,150,167
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,098,113
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,497,744
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,796,313
Ser. B, 4.00%, 1/1/38	BBB+	7,553,000	7,045,733
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	2,971,257
Ser. B, 4.00%, 1/1/35	BBB+	1,178,000	1,116,397
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	300,000	271,724
3.29%, 12/1/30	BBB/P	350,000	320,492
3.20%, 12/1/29	BBB/P	325,000	299,562
2.87%, 12/1/27	BBB/P	255,000	238,670
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	4,000,000	4,142,365
Ser. H, 5.00%, 12/1/36	BB	4,600,000	4,821,938
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB	1,500,000	1,715,709
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	724,000	724,013
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa1	5,000,000	5,393,820
Ser. A, 5.00%, 10/1/33	Baa1	1,025,000	1,082,697
Ser. A, 5.00%, 12/1/31	Baa1	7,200,000	7,618,605
Ser. C, 5.00%, 11/1/29	Baa1	2,000,000	2,136,452
Ser. A, 5.00%, 12/1/28	Baa1	2,700,000	2,902,115
Ser. D, 5.00%, 11/1/28	Baa1	3,230,000	3,470,265
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	BB+/F	850,000	914,284
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	888,955
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	526,025
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	693,361
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A	200,000	215,545
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	4,000,000	4,038,512
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BBB+	3,000,000	1,866,553
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	723,724
5.00%, 4/1/30	AA	450,000	505,507
5.00%, 4/1/29	AA	400,000	445,234
4.00%, 4/1/41	AA	625,000	615,684
4.00%, 4/1/38	AA	600,000	600,968
4.00%, 4/1/37	AA	600,000	603,594

			67,452,097
Indiana (0.1%)
IN State Fin Auth. Rev. Bonds, (United States Steel Corp.), Ser. A, 4.125%, 12/1/26	BB-	1,000,000	1,011,835

			1,011,835
Iowa (0.2%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,750,000	1,659,844

			1,659,844
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	981,604
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,220,000	1,106,011

			2,087,615
Kentucky (0.7%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,963,189
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	2,000,000	2,087,341
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	406,294
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,268,354

			5,725,178
Louisiana (0.1%)
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	780,598

			780,608
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	1,055,034

			1,055,034
Maryland (2.2%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	1,037,316
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	511,695
MD State Dept. of Trans. Rev. Bonds, Ser. 22B
5.00%, 12/1/29	AAA	2,115,000	2,363,996
5.00%, 12/1/28	AAA	2,250,000	2,490,688
5.00%, 12/1/27	AAA	2,250,000	2,464,510
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	1,102,487
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Frederick Hlth., Inc.)
4.00%, 7/1/45	Baa1	500,000	490,870
4.00%, 7/1/40	Baa1	300,000	298,715
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,030,646
5.125%, 7/1/39	B/P	300,000	304,808
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	778,978
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,046,047

			16,920,756
Massachusetts (1.8%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,293,247
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	261,065
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB	1,000,000	1,022,417
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,000,000	4,953,017
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	A/F	2,000,000	2,111,732
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.30%, 10/1/42	VMIG 1	2,500,000	2,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	854,700

			13,996,178
Michigan (2.2%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba2	350,000	367,108
5.00%, 4/1/36	Ba2	1,400,000	1,469,932
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	511,339
5.25%, 2/1/32	BBB-	1,000,000	1,050,949
5.00%, 2/1/47	BBB-	4,100,000	4,200,374
5.00%, 2/1/37	BBB-	1,080,000	1,118,590
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	1,867,633
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BBB-	650,000	656,295
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	3,875,000	3,779,171
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	529,902
5.00%, 11/15/34	BBB-/F	1,000,000	1,074,821

			16,626,114
Minnesota (1.2%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	366,116
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa3	725,000	686,047
4.00%, 3/1/28	Baa3	760,000	751,019
4.00%, 3/1/27	Baa3	730,000	726,482
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	632,098
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,014,552
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,537,566
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-2, 0.32%, 11/15/35	VMIG 1	500,000	500,000
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 0.40%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,750,000	1,754,387

			9,468,267
Missouri (1.7%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/54	A2	3,000,000	3,131,938
AGM, 4.00%, 3/1/57	AA	1,300,000	1,225,348
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	435,155
3.00%, 5/1/30	B+/P	725,000	668,578
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,322,401
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,309,021
5.00%, 9/1/48	BB+/F	1,750,000	1,758,814

			12,851,255
Montana (0.7%)
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A
5.00%, 8/15/33	AA-	1,100,000	1,237,746
5.00%, 8/15/30	AA-	1,275,000	1,428,302
4.00%, 8/15/37	AA-	1,250,000	1,265,604
4.00%, 8/15/36	AA-	1,250,000	1,269,122

			5,200,774
Nevada (0.7%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	610,000	624,017
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	970,000	993,895
(Special Impt. Dist. No. 816), 3.125%, 6/1/46	BB-/P	1,300,000	979,438
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	705,000	722,028
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	680,000	685,003
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,031,279

			5,035,660
New Hampshire (0.9%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	3,139,947
4.25%, 8/15/46	BBB/P	1,650,000	1,468,484
4.125%, 8/15/40	BBB/P	1,475,000	1,341,219
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	652,851
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	D/P	250,000	125,000
6.125%, 7/1/37 (In default)(NON)	D/P	1,000,000	500,000

			7,227,501
New Jersey (4.6%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB	655,000	657,523
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	300,000	301,345
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,065,413
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB	2,250,000	2,254,975
Ser. EEE, 5.00%, 6/15/48	A3	4,000,000	4,180,372
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	510,497
Ser. EEE, 5.00%, 6/15/43	A3	3,910,000	4,109,179
Ser. EEE, 5.00%, 6/15/38	A3	2,500,000	2,657,459
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,094,472
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,037,873
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	1,002,056
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,047,666
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Baa3	2,500,000	2,504,817
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	A3	1,600,000	1,715,603
Ser. AA, 5.00%, 6/15/36	A3	645,000	694,544
Ser. A, 5.00%, 12/15/34	A3	5,600,000	6,003,901
Ser. A, 4.00%, 6/15/40	A3	3,000,000	2,908,377

			34,746,072
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,223,488

			1,223,488
New York (6.7%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	549,449
Niagara, Area Dev. Corp. Rev. Bonds, (Catholic Hlth. Syst.), 5.00%, 7/1/52	BB+	250,000	234,818
NY City, VRDN
Ser. I-2, 0.33%, 3/1/40	VMIG 1	3,525,000	3,525,000
Ser. I-8, 0.33%, 4/1/36	VMIG 1	6,655,000	6,655,000
Ser. I-4, 0.32%, 4/1/36	VMIG 1	2,000,000	2,000,000
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 0.32%, 6/15/43	VMIG 1	3,000,000	3,000,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa1	10,000,000	10,953,400
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,564,732
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	475,000	466,517
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 0.44%, 5/1/44	VMIG 1	3,000,000	3,000,000
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,280,701
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	6,821,794
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,097,863
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,150,000	1,066,941
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A	8,675,000	6,799,092

			51,015,307
North Carolina (2.7%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. VRDN (Atrium Hlth. Oblig. Group), Ser. E, 0.33%, 1/15/42	VMIG 1	9,740,000	9,740,000
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42	BB/P	2,500,000	2,061,091
4.00%, 3/1/31	BB/P	825,000	767,209
4.00%, 3/1/30	BB/P	790,000	744,190
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,204,551
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,484,215
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	3,078,692
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,648,027

			20,727,975
Ohio (2.2%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	6,500,000	6,331,322
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,008,510
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	526,432
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,117,419
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,465,000	1,387,664
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	1,972,878
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	760,789
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,249,580
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	241,425

			16,596,019
Oregon (0.3%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	1,019,848
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	771,024
5.00%, 11/1/32	A3	360,000	400,322

			2,191,194
Pennsylvania (3.5%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,234,529
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	650,812
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,201,664
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	1,009,520
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	3,044,772
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34 (Prerefunded 7/1/24)	AAA/P	1,600,000	1,686,074
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	714,413
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,797,855
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,461,614
5.00%, 12/1/44	A/F	1,850,000	1,987,423
4.00%, 12/1/44	A/F	1,150,000	1,179,212
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,529,046
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	850,000	864,141
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,035,216
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	1,000,033
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,165,000	1,016,535

			26,412,859
Puerto Rico (1.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	3,000,000	2,639,250
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	BB-/P	8,997,000	9,244,058
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	243,825
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	439,127
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	59,470
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	17,046
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	118,962
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	594,679
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	260,463
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	428,123
Ser. A-1, zero %, 7/1/33	B/P	159,000	109,949
Ser. A-1, zero %, 7/1/31	B/P	141,000	104,815
Ser. A-1, zero %, 7/1/29	B/P	109,000	87,238
Ser. A-1, zero %, 7/1/27	B/P	112,000	95,800
Ser. A-1, zero %, 7/1/24	B/P	59,000	55,482

			14,498,287
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,074,612

			3,074,612
South Carolina (1.0%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	998,011
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,131,358
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,261,845
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	931,456
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	946,301
5.00%, 11/15/42	BB/P	585,000	574,675
SC State Pub. Svcs. Auth. Rev. Bonds, (Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	535,590

			7,379,236
Tennessee (1.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	725,000	770,610
Ser. A-1, 4.00%, 8/1/44(T)	A-	850,000	823,803
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	451,979
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	415,999
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	418,060
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,834,772
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	827,482
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	416,173
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	623,900
(Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	3,000,000	2,735,063
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,295,803

			10,613,644
Texas (6.3%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	849,344
(Wayside Schools), Ser. A, 4.00%, 8/15/46	BB	850,000	711,214
(Wayside Schools), Ser. A, 4.00%, 8/15/36	BB	335,000	303,625
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,407,272
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	3,095,000	2,924,828
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/47	A-	4,275,000	4,084,141
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,044,417
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	B	200,000	207,538
(United Airlines, Inc.), 4.00%, 7/15/41	B-/F	3,750,000	3,416,622
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	1,906,443
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,177,086
New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Westminster Manor), 4.00%, 11/1/49	BBB/F	1,450,000	1,355,820
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	234,576
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	666,532
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,001,337
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	486,964
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	524,214
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	757,417
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,613,648
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	751,399
5.00%, 6/15/38	BB-/P	245,000	245,515
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,743,724
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	3,500,000	3,608,994
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	4,650,039
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,750,000	1,824,355
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	694,285
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	485,984
3.00%, 9/1/39	Baa2	550,000	446,488
3.00%, 9/1/38	Baa2	750,000	622,007
3.00%, 9/1/37	Baa2	650,000	548,853
3.00%, 9/1/36	Baa2	650,000	557,605

			47,852,286
Utah (1.4%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/32	BBB-/F	1,000,000	1,024,997
4.00%, 10/15/42	BBB-/F	1,500,000	1,278,015
4.00%, 10/15/36	BBB-/F	1,000,000	897,882
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,995,066
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,277,297
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 0.31%, 5/15/37	VMIG 1	4,300,000	4,300,000

			10,773,257
Virginia (1.2%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	506,256
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	367,049
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,565,000	1,428,639
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,000,000	1,652,571
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42 (Prerefunded 1/1/23)	BBB-/F	690,000	724,891
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	838,654
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,563,033
VA State Small Bus. Fin. Auth. Rev. Bonds, (Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37 (Prerefunded 7/1/22)	BBB	1,725,000	1,737,047

			8,818,140
Washington (2.4%)
Bellevue, G.O. Bonds
4.00%, 12/1/43	Aaa	1,000,000	1,039,091
4.00%, 12/1/42	Aaa	1,450,000	1,510,704
4.00%, 12/1/37	Aaa	885,000	930,978
4.00%, 12/1/32	Aaa	1,000,000	1,085,067
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,079,926
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,148,512
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	575,817
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,711,105	3,388,955
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	3,807,907
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/50	Ba2	500,000	502,888
4.00%, 7/1/40	Ba2	2,235,000	2,017,268

			18,087,113
Washington D.C. (2.0%)
Metro. Washington DC, Arpt. Auth. Rev. Bonds Ser. A, 4.00%, 10/1/51(T)	Aa3	15,800,000	15,074,464

			15,074,464
Wisconsin (5.9%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,564,692
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	1,981,235
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,800,000	1,842,426
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	802,247
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,506,810
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,789,991
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	462,073
5.00%, 6/15/49	BB+/P	1,040,000	1,058,119
5.00%, 6/15/39	BB+/P	410,000	420,859
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,016,700
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	700,000	719,128
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	2,080,108
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,506,464
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	2,006,461
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,331,886
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	987,256
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	1,200,754
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	3,111,241
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	4,000,000	4,027,276
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	2,000,000	1,895,925
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	1,065,684
(St. John's Communities, Inc.), 4.00%, 9/15/36	BBB-/F	790,000	711,139
(St. John's Communities, Inc.), 4.00%, 9/15/31	BBB-/F	970,000	906,405
(St. John's Communities, Inc.), 4.00%, 9/15/30	BBB-/F	935,000	903,203
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,025,648
5.50%, 11/15/34	BB-/P	1,685,000	1,722,460
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	500,000	510,477
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,520,279

			44,676,946

Total municipal bonds and notes (cost $850,673,499)			$813,629,026

UNITIZED TRUST (0.0%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$212,484

Total unitized trust (cost $1,206,477)		$212,484

SHORT-TERM INVESTMENTS (1.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.43%(AFF)	Shares	11,071,254	$11,071,254
U.S. Treasury Bills 0.194%, 5/3/22(SEG)		$400,000	399,999
U.S. Treasury Bills 0.055%, 5/19/22(SEG)(SEGSF)		200,000	199,979

Total short-term investments (cost $11,671,245)			$11,671,232
TOTAL INVESTMENTS

Total investments (cost $863,551,221)			$825,512,742

FUTURES CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	47	$7,540,563	$7,540,563	Jun-22	$73,363

Unrealized appreciation					73,363

Unrealized (depreciation)					—

Total					$73,363

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$6,700,000	$136,647	$—	6/28/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(136,647)
6,700,000	137,176	—	6/30/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(137,176)
1,675,000	148,281	—	6/30/22	—	2.74% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	148,281
1,675,000	147,663	—	6/28/22	—	2.74% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	147,663
Morgan Stanley & Co. International PLC
7,000,000	729,078	—	5/24/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(729,078)
7,000,000	731,549	—	5/26/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(731,548)
3,500,000	699,685	—	5/26/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	699,685
3,500,000	698,040	—	5/24/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	698,040

Upfront premium received		—	Unrealized appreciation			1,693,669

Upfront premium (paid)		—	Unrealized (depreciation)			(1,734,449)

Total		$—			Total	$(40,780)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $759,536,502.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/22
	Short-term investments
	Putnam Short Term Investment Fund*	$62,721,578	$195,456,500	$247,106,824	$45,907	$11,071,254

	Total Short-term investments	$62,721,578	$195,456,500	$247,106,824	$45,907	$11,071,254
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $308,965.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $22,995.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $110,417,799 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.44%, 0.80% and 1.29%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	29.20%
	Education	20.1
	Land	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $62,902 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $22,995 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $43,888,665 were held by the TOB trust and served as collateral for $28,044,712 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $36,271 for these investments based on an average interest rate of 0.16%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$813,629,026	$—
Unitized trust	—	—	212,484
Short-term investments	—	11,671,232	—

Totals by level	$—	$825,300,258	$212,484
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$73,363	$—	$—
Total return swap contracts	—	(40,780)	—

Totals by level	$73,363	$(40,780)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	22,000
OTC total return swap contracts (notional)	$39,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com